INVESTMENTS - Debt Securities Held-to-Maturity (Details) (USD $)	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Securities Held-to-maturity
Amortized cost		$ 24,701,000,000	$ 11,274,000,000
Net unrealized losses recognized in AOCI		(780,000,000)	(675,000,000)
Carrying value		23,921,000,000	10,599,000,000
Gross unrecognized gains		1,111,000,000	769,000,000
Gross unrecognized losses		(361,000,000)	(375,000,000)
Fair value		24,671,000,000	10,993,000,000
Fair Value of AFS securities transferred to HTM	11,800,000,000
Mortgage-backed securities - U.S. agency-sponsored
Debt Securities Held-to-maturity
Amortized cost		8,795,000,000
Net unrealized losses recognized in AOCI		95,000,000
Carrying value		8,890,000,000
Gross unrecognized gains		106,000,000
Gross unrecognized losses		(6,000,000)
Fair value		8,990,000,000
Mortgage-backed securities - Prime
Debt Securities Held-to-maturity
Amortized cost		60,000,000	72,000,000
Net unrealized losses recognized in AOCI		(12,000,000)	(16,000,000)
Carrying value		48,000,000	56,000,000
Gross unrecognized gains		6,000,000	5,000,000
Gross unrecognized losses		(1,000,000)	(2,000,000)
Fair value		53,000,000	59,000,000
Mortgage-backed securities - Alt-A
Debt Securities Held-to-maturity
Amortized cost		1,125,000,000	1,379,000,000
Net unrealized losses recognized in AOCI		(213,000,000)	(287,000,000)
Carrying value		912,000,000	1,092,000,000
Gross unrecognized gains		537,000,000	449,000,000
Gross unrecognized losses		(287,000,000)	(263,000,000)
Fair value		1,162,000,000	1,278,000,000
Mortgage-backed securities - Subprime
Debt Securities Held-to-maturity
Amortized cost		6,000,000	2,000,000
Net unrealized losses recognized in AOCI		(1,000,000)	0
Carrying value		5,000,000	2,000,000
Gross unrecognized gains		15,000,000	1,000,000
Gross unrecognized losses		0	0
Fair value		20,000,000	3,000,000
Mortgage-backed securities - Non-U.S. residential
Debt Securities Held-to-maturity
Amortized cost		983,000,000	1,372,000,000
Net unrealized losses recognized in AOCI		(137,000,000)	(206,000,000)
Carrying value		846,000,000	1,166,000,000
Gross unrecognized gains		92,000,000	60,000,000
Gross unrecognized losses		0	(20,000,000)
Fair value		938,000,000	1,206,000,000
Mortgage-backed securities - Commercial
Debt Securities Held-to-maturity
Amortized cost		8,000,000	10,000,000
Net unrealized losses recognized in AOCI		0	0
Carrying value		8,000,000	10,000,000
Gross unrecognized gains		1,000,000	1,000,000
Gross unrecognized losses		0	0
Fair value		9,000,000	11,000,000
Mortgage-backed securities
Debt Securities Held-to-maturity
Amortized cost		10,977,000,000	2,835,000,000
Net unrealized losses recognized in AOCI		(268,000,000)	(509,000,000)
Carrying value		10,709,000,000	2,326,000,000
Gross unrecognized gains		757,000,000	516,000,000
Gross unrecognized losses		(294,000,000)	(285,000,000)
Fair value		11,172,000,000	2,557,000,000
State and municipal securities
Debt Securities Held-to-maturity
Amortized cost		8,443,000,000	1,394,000,000
Net unrealized losses recognized in AOCI		(494,000,000)	(62,000,000)
Carrying value		7,949,000,000	1,332,000,000
Gross unrecognized gains		227,000,000	50,000,000
Gross unrecognized losses		(57,000,000)	(70,000,000)
Fair value		8,119,000,000	1,312,000,000
Fair Value of AFS securities transferred to HTM	6,400,000,000
Foreign government
Debt Securities Held-to-maturity
Amortized cost		4,725,000,000	5,628,000,000
Net unrealized losses recognized in AOCI		0	0
Carrying value		4,725,000,000	5,628,000,000
Gross unrecognized gains		77,000,000	70,000,000
Gross unrecognized losses		0	(10,000,000)
Fair value		4,802,000,000	5,688,000,000
Corporate
Debt Securities Held-to-maturity
Amortized cost		0	818,000,000
Net unrealized losses recognized in AOCI		0	(78,000,000)
Carrying value		0	740,000,000
Gross unrecognized gains		0	111,000,000
Gross unrecognized losses		0	0
Fair value		0	851,000,000
Asset-backed securities
Debt Securities Held-to-maturity
Amortized cost		556,000,000	599,000,000
Net unrealized losses recognized in AOCI		(18,000,000)	(26,000,000)
Carrying value		538,000,000	573,000,000
Gross unrecognized gains		50,000,000	22,000,000
Gross unrecognized losses		(10,000,000)	(10,000,000)
Fair value		578,000,000	585,000,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Debt Securities Held-to-maturity
Fair Value of AFS securities transferred to HTM	$ 5,400,000,000